Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail)		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 22, 2019 USD ($) $ / shares shares	Jul. 22, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Directors Individuals $ / shares shares	Sep. 30, 2020	Apr. 19, 2019 $ / shares
Initial public offer, Offering Cost	$ 11,900,000	$ 11,900,000
Securities Maturity Period		185 days
Business Combination Conditions		The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the signing of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
Temporary Equity Redemption Price Per Share | $ / shares	$ 10.00	$ 10.00
Business Combination Covenant terms		In such case, the Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 upon such consummation of a Business Combination and a majority of the shares voted are voted in favor of the Business Combination.
Description Of Results For Non Compliance With Business Combination		The Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (a) that would modify the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering, or July 22, 2021
Working Capital				$ 3,800,000
Interest earned on marketable securities held in Trust Account				3,000,000
Receipts From Capital contributions by Sponsors				25,000
Due To Related Parties Current				62,000
Cash				1,100,000
Working Capital Loan			$ 0	0
Maximum Regulatory Withdrawal				325,000
Regulatory withdrawal, annual limit			325,000	325,000
Shares subject to possible redemption			$ (191,592,030)	$ 3,049,010
Subscription Agreement With Pipe Investors [Member]
Common stock shares subscribed but no yet issued | shares				7,500,000
Sale of stock issue price per share | $ / shares				$ 10.00
Common stock value subscribed but no yet issued				$ 75,000,000
Hims Inc [Member]
Business combination cash consideration				$ 75,000,000
Hims Inc [Member] | Equity Incentive Plan [Member]
Business combination employee stock purchase plan as percentage of total equity interests				10.00%
Hims Inc [Member] | Equity Incentive Plan [Member] | Annual Evergreen Provision [Member]
Business combination employee stock purchase plan as percentage of total equity interests				5.00%
Hims Inc [Member] | Employee Stock Purchase Plan [Member]
Business combination employee stock purchase plan as percentage of total equity interests				2.00%
Hims Inc [Member] | Employee Stock Purchase Plan [Member] | Annual Evergreen Provision [Member]
Business combination employee stock purchase plan as percentage of total equity interests				1.00%
Hims Inc [Member] | Before Business Combination [Member]
Number of directors on board needed | Directors				8
Hims Inc [Member] | Additional number Of Directos Post Business Combination [Member]
Number of individuals on board needed | Individuals				4
Proposed Business Acquisition [Member] | New Hims Class A And Class V Common Stock [Member] | Chief Executive Officer Cum Founder [Member]
Common stock shares percentage holding					90.00%
Common Class A [Member]
Common Stock Share, Par value | $ / shares	0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity Redemption Price Per Share | $ / shares			$ 10.00	$ 10.00
Interest earned on marketable securities held in Trust Account			$ 1,900,000	$ 1,700,000
Shares subject to possible redemption (shares) | shares			(19,159,203)	304,901
Shares subject to possible redemption			$ (1,916)	$ 30
Common Class A [Member] | Before Business Combination [Member]
Shares subject to possible redemption (shares) | shares				6,193
Shares subject to possible redemption				$ 100,000
Common Class A [Member] | Hims Inc [Member] | New Hims Class A Common Stock [Member]
Business combination total purchase consideration				$ 1,600,000,000
Common Class A [Member] | Hims Inc [Member] | New Hims Class A Common Stock [Member] | Earnout Shares [Member]
Business combination contingent consideration shares issued or issuable | shares				16,000,000
Number Of Consecutive Share Trading Days				10 days
Number of trading days				20 days
Common Class A [Member] | Hims Inc [Member] | New Hims Class A Common Stock [Member] | Earnout Shares [Member] | Contingent Earnout Vesting Percentage One [Member]
Share trading price | $ / shares				$ 15
Common Class A [Member] | Hims Inc [Member] | New Hims Class A Common Stock [Member] | Earnout Shares [Member] | Contingent Earnout Vesting Percentage Two [Member]
Share trading price | $ / shares				17.50
Common Class A [Member] | Hims Inc [Member] | New Hims Class A Common Stock [Member] | Earnout Shares [Member] | Contingent Earnout Vesting Percentage Three [Member]
Share trading price | $ / shares				$ 20
Common Class A [Member] | Proposed Business Acquisition [Member] | Hims Inc [Member]
Class of warrants or rights number of shares for each of warrant | shares				1
Common Class A [Member] | Proposed Business Acquisition [Member] | Hims Inc [Member] | New Hims Class A Common Stock [Member]
Common stock per share in the resulting company				1
Common Class B [Member]
Common Stock Share, Par value | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Initial public offer, shares Issued | shares			5,013,250
Common Class B [Member] | Hims Inc [Member] | New Hims Class A Common Stock [Member] | Sponsor [Member]
Percentage of shares subject to forfeiture				25.00%
Maximum [Member]
Percentage of Temporary Equity Redemption		15.00%
Dissolution Expense		$ 100,000
Private Placement [Member]
Warrants Issued | shares		4,016,667
Warrants Price | $ / shares		$ 1.50
Proceeds From Issuance Of Private Placement Warrants		$ 6,030,000
IPO [Member]
Proceeds From Issuance Initial Public Offering		$ 201,250,000
Initial public offer,Share Price | $ / shares	$ 10.00	$ 10.00
Proceeds From Issuance Of Private Placement Warrants		$ 201,250,000
Initial public offer, shares Issued | shares	20,125,000
Over-Allotment Option [Member]
Deferred Underwriting Commission		$ 7,040,000
Initial public offer, shares Issued | shares	2,625,000